Accumulated Other Comprehensive Income (Loss) (AOCI) (Notes)	12 Months Ended
Dec. 31, 2018
Statement of Financial Position [Abstract]
Accumulated Other Comprehensive Income (Loss) (AOCI)
14. ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in Accumulated Other Comprehensive Income (AOCI) by Component

The changes in AOCI for the years ended December 31 are as follows:

In millions	Currency Translation Adjustments	Changes in Employee Benefit Plans	Changes in Fair Value of Effective Cash Flow Hedges	Total
Balance at December 31, 2015	$(172)	$23	$(1)	$(150)
Other comprehensive (loss) income before reclassifications	(52)	(1)	16	(37)
Amounts reclassified from AOCI	—	(16)	(2)	(18)
Net current period other comprehensive (loss) income	(52)	(17)	14	(55)
Balance at December 31, 2016	$(224)	$6	$13	$(205)
Other comprehensive (loss) income before reclassifications	41	(13)	(13)	15
Amounts reclassified from AOCI	—	(8)	(1)	(9)
Net current period other comprehensive (loss) income	41	(21)	(14)	6
Balance at December 31, 2017	$(183)	$(15)	$(1)	$(199)
Impact of adoption of new accounting standard (1)	—	1	—	1
Other comprehensive (loss) income before reclassifications	(51)	6	11	(34)
Amounts reclassified from AOCI	—	(6)	(8)	(14)
Net current period other comprehensive (loss) income	(51)	—	3	(48)
Balance at December 31, 2018	$(234)	$(14)	$2	$(246)

(1) Refer to Note 1, “Basis of Presentation and Significant Accounting Policies” for further discussion of the adoption of accounting standard updates.

Reclassifications Out of AOCI

The reclassifications out of AOCI for the years ended December 31 are as follows:

	For the year ended December 31, 2018
	Employee Benefit Plans
In millions	Actuarial Losses Recognized	Amortization of Prior Service Benefit	Effective Cash Flow Hedges	Total
Affected line in Consolidated Statement of Operations:
Cost of products	$—	$—	$(7)	$(7)
Cost of services	—	(5)	—	(5)
Selling, general and administrative expenses	—	(3)	—	(3)
Research and development expenses	—	(1)	—	(1)
Total before tax	$—	$(9)	$(7)	$(16)
Tax expense				2
Total reclassifications, net of tax				$(14)

	For the year ended December 31, 2017
	Employee Benefit Plans
In millions	Actuarial Losses Recognized	Amortization of Prior Service Benefit	Effective Cash Flow Hedges	Total
Affected line in Consolidated Statement of Operations:
Cost of products	$—	$—	$(1)	$(1)
Cost of services	(1)	(6)	—	(7)
Selling, general and administrative expenses	—	(4)	—	(4)
Research and development expenses	(1)	(1)	—	(2)
Total before tax	$(2)	$(11)	$(1)	$(14)
Tax expense				5
Total reclassifications, net of tax				$(9)

	For the year ended December 31, 2016
	Employee Benefit Plans
In millions	Actuarial Losses Recognized	Amortization of Prior Service Benefit	Effective Cash Flow Hedges	Total
Affected line in Consolidated Statement of Operations:
Cost of products	$—	$—	$(3)	$(3)
Cost of services	(1)	(10)	—	(11)
Selling, general and administrative expenses	—	(6)	—	(6)
Research and development expenses	(1)	(3)	—	(4)
Interest expense	—	—	2	2
Total before tax	$(2)	$(19)	$(1)	$(22)
Tax expense				4
Total reclassifications, net of tax				$(18)